SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
Depreciation	$ 7	$ 14	$ 15	$ 29	$ 45	$ 57
Total	619	179	908	306	973	634
General and Administrative Expense [Member]
Schedule of General and Administrative Expenses [Line Items]
Payroll and related expenses	164	97	306	145	356	219
Professional services	369	10	448	28	386	197
Depreciation	7	14	15	29	45	57
Rent and maintenance	46	21	72	42	86	71
Patent registration	16	7	25	16	22	32
Travel expenses	7	16	16	16	31	0
Other	10	14	26	30	47	58
Total	$ 619	$ 179	$ 908	$ 306	$ 973	$ 634